Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ (5,189)	$ (5,147)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	(1,680)	(1,677)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	533	548
Credit related fair value adjustments	(156)	(168)
Carrying value	377	380
Carrying value net of related allowance	377	380
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ 0	$ 0